Note 14 - Summarized Financial Information of Citizens Holding Company (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Condensed Balance Sheet [Table Text Block]
	2023	2022
Assets
Cash (1)	$234	$526
Investment in bank subsidiary (1)	60,061	56,373
Other assets (1)	478	444
Total assets	$60,773	$57,343

Liabilities
Secured line of credit	$18,000	$18,000
Accrued interest payable	-	318
Total liabilities	$18,000	$18,318

Shareholders’ equity	42,773	39,025
Total liabilities and shareholders’ equity	$60,773	$57,343

Condensed Income Statement [Table Text Block]
	2023	2022	2021
Interest income(1)	$-	$-	$1

Other income
Dividends from bank subsidiary(1)	5,383	6,128	4,104
Equity in undistributed earnings of bank subsidiary(1)	(2,110)	4,546	3,995
Other income	7	21	-
Total other income	3,280	10,695	8,099
Other expense	1,872	1,417	820
Income before income taxes	1,408	9,278	7,280
Income tax benefit	(446)	(342)	(214)
Net income	$1,854	$9,620	$7,494

Condensed Cash Flow Statement [Table Text Block]
	2023	2022	2021
Cash flows from operating activities
Net income	$1,854	$9,620	$7,494
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	2,109	(4,546)	(3,995)
(Gain) on sale of real estate acquired in foreclosure	(21)	-	-
Writedown on Other Real Estate	37	-	-
Stock compensation expense	140	157	161
Increase in other assets	(32)	(94)	(60)
Increase (decrease) in other liabilities	(320)	318	-
Net cash provided by operating activities	3,767	5,455	3,600

Cash flows from investing activities
Decrease (increase) in ownership in subsidiary	$-	$38	$(18,000)
Increase in other real estate owned	(38)	(38)	-
Proceeds from sale of other real estate owned	21	21	-
Net cash (used in) provided by investing activities	(17)	21	(18,000)

Cash flows from financing activities
Dividends paid to shareholders	$(4,042)	$(5,377)	$(5,370)
Proceeds from borrowings on secured line of credit	-	-	18,000
Net cash (used in) provided by financing activities	(4,042)	(5,377)	12,630
Net (decrease) increase in cash	(292)	99	(1,770)
Cash, beginning of year	526	427	2,197
Cash, end of year	$234	$526	$427